UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TRG Management LP
           --------------------------------------------------
Address:   280 Park Avenue, 27th Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Guido Mosca
           --------------------------------------------------
Title:     Director of Portfolio Management
           --------------------------------------------------
Phone:     (212) 984-2900
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Guido Mosca               New York, NY              5/11/2006
       ------------------------   --------------------------  ---------------
             [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE




                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             17
                                               -------------

Form 13F Information Table Value Total:           148,330
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AO TATNEFT                       SPON ADR REG S  03737P306      351     5,313  SH       SOLE                5,313      0       0
BANCO BRADESCO S A               SP ADR PFD NEW  059460303      187     6,400  SH       SOLE                6,400      0       0
BANCOLOMBIA S A                  SPON ADR PREF   05968L102    1,442    50,000  SH       SOLE               50,000      0       0
BUNGE LIMITED                    COM             G16962105   21,053   371,900  SH       SOLE              371,900      0       0
CEMEX S A                        SPON ADR 5 ORD  151290889      208     3,500  SH       SOLE                3,500      0       0
COCA-COLA FEMSA S A DE C V       SPON ADR REP L  191241108    8,230   304,700  SH       SOLE              304,700      0       0
COMPANIA ANONIMA NACIONL TEL     SPON ADR D      204421101   11,673   816,300  SH       SOLE              816,300      0       0
FOMENTO ECONOMICO MEXICANO S     SPON ADR UNITS  344419106    8,186   112,900  SH       SOLE              112,900      0       0
GRUPO AEROPORTUARIO DEL SURE     SPON ADR SER B  40051E202    6,229   192,600  SH       SOLE              192,600      0       0
GRUPO TELEVISA SA DE CV          SP ADR REP ORD  40049J206   18,192   225,988  SH       SOLE              225,988      0       0
MOBILE TELESYSTEMS OJSC          SPONSORED ADR   607409109      565    16,137  SH       SOLE               16,137      0       0
OPEN JT STK CO-VIMPEL COMMUN     SPONSORED ADR   68370R109      194     4,388  SH       SOLE                4,388      0       0
PETROCHINA CO LTD                SPONSORED ADR   71646E100    5,163    63,000  SH       SOLE               63,000      0       0
PETROLEO BRASILEIRO SA PETRO     SPONSORED ADR   71654V408   56,816   797,200  SH       SOLE              797,200      0       0
TELECOM ARGENTINA S A            SPON ADR REP B  879273209    1,587   123,130  SH       SOLE              123,130      0       0
TENARIS S A                      SPONSORED ADR   88031M109    8,057    70,371  SH       SOLE               70,371      0       0
UNIBANCO-UNIAO DE BANCOS BRA     GDR REP PFD UT  90458E107      197     3,100  SH       SOLE                3,100      0       0
